NET INCOME (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2011
NET INCOME (LOSS) PER SHARE
NET INCOME (LOSS) PER SHARE

23. NET INCOME (LOSS) PER SHARE

        The calculation of the net income (loss) per share is as follows:

	For the years ended December 31,
	2009	2010	2011
Numerator used in basic and diluted net income (loss) per share:
Net income (loss) attributable to Bona Film Group Limited	5,628,094	(4,091,374)	14,432,081
Deemed dividend on Series A convertible redeemable preferred shares	(973,399)	(1,053,766)	—
Deemed dividend on Series B convertible redeemable preferred shares	(421,586)	(1,096,380)	—
Undistributed earnings allocated to Series A preferred shares(i)	(1,570,096)	—	—
Undistributed earnings allocated to Series B preferred shares(i)	(377,735)	—	—

Net (loss) income attributable to ordinary shareholders for computing basic net income (loss) per ordinary share	2,285,278	(6,241,520)	14,432,081

Shares (denominator):
Weighted average ordinary shares outstanding used in computing basic net income per ordinary share	8,453,842	12,758,575	29,353,936
Warrants (treasury effect)	237	—	—
Employee share options (treasury effect)	64,323	—	490,526
Weighted average ordinary shares outstanding used in computing diluted net income (loss) per ordinary share	8,518,402	12,758,575	29,844,462

Net income (loss) per ordinary share-basic	0.27	(0.49)	0.49
Net income (loss) per ordinary share-diluted	0.27	(0.49)	0.48

    (i)
    In 2009, undistributed net income was allocated between ordinary shares and Series A and Series B preferred shares on a pro rata basis based on their participation rights in undistributed earnings as if the undistributed earnings had been distributed. Since each Series A and Series B convertible redeemable preferred share has the same participating right as each ordinary share, the allocation was based on the weighted average numbers of ordinary shares, Series A and Series B convertible redeemable preferred shares on an as-converted basis during the period.

      In 2010, undistributed net loss is only allocated to ordinary shareholders because holders of preferred shares were not contractually obligated to share losses.

      Warrants granted in 2007 were excluded from the computation of diluted net income per share for the years ended December 31, 2010 because their effects were anti-dilutive using the treasury stock method in 2008 and all the warrants were exercised on June 12, 2009. Series A and B preferred shares were excluded from the computation of diluted net income per share for the years ended December 31, 2009 and 2010 because their effects were anti-dilutive using the if-converted method.

      Upon the completion of the Company's IPO in December 2010, 3,175,631 Series A convertible redeemable preferred shares and 3,690,577 Series B convertible redeemable preferred shares were automatically converted into 5,849,856 and 3,690,577 ordinary shares at the conversion ratio of 1:1.8421 and 1:1, respectively.